Cash and Deposits with Banks	12 Months Ended
Mar. 31, 2024
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Cash and Deposits with Banks
5	CASH AND DEPOSITS WITH BANKS
Cash and deposits with banks at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Cash	¥788,096	¥1,351,808
Deposits with banks	77,962,347	75,113,703

Total cash and deposits with banks	¥78,750,443	¥76,465,511

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2024, 2023 and 2022 is shown as follows:

	At March 31,
	2024	2023	2022

	(In millions)
Cash and deposits with banks	¥78,750,443	¥76,465,511	¥75,697,521
Less: term deposits with original maturities over three months	(663,985)	(444,741)	(511,148)
Less: cash segregated as deposits and others	(648,652)	(676,535)	(842,420)

Cash and cash equivalents	¥77,437,806	¥75,344,235	¥74,343,953

Private depository institutions in Japan are required to maintain certain minimum reserve funds with the Bank of Japan, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for the Group’s foreign offices engaged in banking businesses in foreign countries.
A
t March 31, 2024, 2023 and 2022, the reserve funds required to be maintained by the Group, which were included in cash and cash equivalents, amounted to ¥1,983,987 million, ¥2,102,543 million and ¥1,948,949 million, respectively.